INVESCO STOCK FUNDS, INC.
                                  DYNAMICS FUND
                                   GROWTH FUND
                              GROWTH & INCOME FUND
                            SMALL COMPANY GROWTH FUND
                               S&P 500 INDEX FUND
                                VALUE EQUITY FUND

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2002


The Prospectus is amended to change the investment minimums for the INVESCO S&P 500 Index Fund. The minimum initial investment for regular accounts for the Fund is $5,000; for IRAs, the minimum initial investment is $3,000. The minimum subsequent investment for the Fund is $1,000.

The date of this Supplement is April 11, 2003.